Condensed Consolidating Balance Sheet (Footnotes) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Verso Paper Finance Holdings LLC
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable		$ 23,305	$ 23,305
VERSO PAPER HOLDINGS LLC
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	$ 23,000	23,305	23,305
Guarantor Subsidiaries | VERSO PAPER HOLDINGS LLC
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable		$ 23,305	$ 23,300